Finance income and expense	12 Months Ended
Dec. 31, 2025
Disclosure of finance income [Abstract]
Finance income and expense [Text Block]

23. Finance income and expense

(a) Finance income

The following is a summary of finance income recorded by the Company during the years ended December 31, 2025 and 2024. Finance income earned by the AGM in the comparative period was consolidated by the Company from March 4, 2024 onwards.

	Year ended December 31,
	2025	2024
	$	$
Interest income	3,412	4,707
Fair value adjustment on marketable securities	2,557	(518)
Fair value adjustment on preferred shares	‐	1,654
Other	87	10
Total finance income	6,056	5,853

(b) Finance expense

The following is a summary of finance expense recorded by the Company during the years ended December 31, 2025 and 2024. Finance expense incurred by the AGM in the comparative period was consolidated by the Company from March 4, 2024 onwards.

	Year ended December 31,
	2025	2024
	$	$
Interest on lease liabilities (note 13)	(6,311)	(5,077)
Accretion expense on as set retirement provisions (note 15(b))	(2,889)	(2,246)
Accretion expense on deferred consideration (note 14(a))	(3,133)	(2,481)
Change in fair value of contingent consideration (notes 14(b) and (c))	(5,047)	(4,894)
Other	(406)	(485)
Total finance expense	(17,786)	(15,183)